Share-Based Compensation - Restricted Share Grant Activity (Details) - Restricted Shares - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of non-vested restricted shares
Unvested, beginning balance (in shares)	85,378	115,693
Granted (in shares)	54,851	47,829
Vested (in shares)	(41,944)	(78,144)
Unvested, ending balance (in shares)	98,285	85,378	115,693
Weighted average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 11.44	$ 10.16
Granted (in dollars per share)	15.03	12.45
Vested (in dollars per share)	11.92	10.16
Unvested, ending balance (in dollars per share)	$ 13.24	$ 11.44	$ 10.16
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (years)	1 year 1 month 13 days	9 months 21 days	1 year 14 days